Interim Unaudited Condensed Consolidated Statements of Income (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Vessel operating expenses - related party	$ 12,989	$ 11,466
Time charter and voyage expenses - related party	$ 4,477	$ 3,719